Note 9 - Acquisition of Business	3 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Disclosure of business combinations [text block]
9.	ACQUISITION OF BUSINESSES

(a)	Acquisition of Intell Enercare Solutions Inc.

On
June 6, 2017,
Just Energy completed the acquisition of
100%
of the issued and outstanding shares of Intell Enercare Solutions Inc., a complete service provider for supply, design and installation of energy saving technologies, for up to
$11.0
million, subject to closing adjustments. The purchase price consideration included cash consideration of
$2.2
million. There is contingent consideration where Just Energy will pay up to
$9.0
million to the sellers over
three
years provided that certain EBITDA targets are satisfied. The EBITDA target with respect to the contingent consideration for
2018
is
$3.5
million. For the
2019
and
2020
years, it is
$3.0
million and
$2.5
million, respectively. The fair value of the contingent consideration at acquisition was estimated to be
$7.8
million based on the
three
-year forecast and was subsequently reduced to
$1.3
million. The acquisition of Intell Enercare Solutions Inc. was accounted for using the purchase method of accounting. Just Energy allocated the final purchase price to the identified assets and liabilities acquired based on their fair values at the time of acquisition as follows:

NET ASSETS ACQUIRED

Intangible assets	$877
Goodwill	9,979
Working capital	(637)
Deferred tax	(232)
Total consideration	$9,987

Cash paid, net of estimated working capital adjustment	$2,199
Contingent consideration	7,788
Total consideration	$9,987

The transaction costs related to the acquisition have been expensed and are included in other operating expenses in the consolidated statements of income. The goodwill represents the synergies and potential for cross-selling energy saving technologies to Just Energy customers.

(b)	Acquisition of EdgePower, Inc.

On
February 28, 2018,
Just Energy completed the acquisition of the issued and outstanding shares of EdgePower, Inc. (“EdgePower”), a privately held energy monitoring and management company operating out of Aspen, Colorado. EdgePower provides lighting and HVAC controls, as well as enterprise monitoring, in hundreds of commercial buildings in North America. Just Energy acquired
100%
of the equity interests of EdgePower for the purposes of integrating their lighting and HVAC controls with the commercial business. The fair value of the total consideration transferred is
US$14.9
million, of which
US$7.5
million was paid in cash and US
$7.4
million was settled through the issuance of
1,415,285
Just Energy common shares. The goodwill that was acquired as part of this acquisition relates primarily to the EdgePower workforce and synergies between Just Energy and EdgePower.

In addition, the former shareholders of EdgePower are entitled to a payment of up to a maximum of
US$6.0
million, payable in cash, subject to continuing employment and the achievement of certain annual and cumulative performance thresholds of the EdgePower business. The payment is calculated as
20%
of EBITDA for the EdgePower business for the years of
2019
-
2021
with minimum thresholds that must be met. As at the acquisition date, the amount recognized for management remuneration was
$nil.

The following is the preliminary purchase price allocation for EdgePower:

NET ASSETS ACQUIRED

Working capital	$993
Intangible assets	14,198
Goodwill	7,673
Deferred tax liabilities	(3,820)
Total consideration	$19,044

Cash paid, net of working capital adjustment	$9,534
Common shares issued	9,510
Total consideration	$19,044